Assets - Intellectual Property (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Intangible assets	$ 152,854	$ 162,854
Other current liabilities	28,125
Other long term liabilities	$ 0
Consulting expense associated with the Series A Warrant amounted	0	311,173
Research and development costs associated with the Series A Warrant amounted	0	537,217
Accounts Payable, Current	$ 6,000
Dr Gerlach [Member]
Other current liabilities	100,000
Other long term liabilities	$ 100,000